Pension Benefit Plans (Benefit Payments That Reflect Expected Future Service) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2015	$ 197.0
2016	203.5
2017	206.6
2018	211.1
2019	211.6
2020 - 2024	1,100.6
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2015	149.2
2016	151.7
2017	156.0
2018	158.4
2019	157.8
2020 - 2024	796.4
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2015	47.8
2016	51.8
2017	50.6
2018	52.7
2019	53.8
2020 - 2024	$ 304.2